Trade Receivables - Summary of Changes in Provision for Doubtful Accounts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Changes In Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	€ 3,661	€ 4,263
Charges – bad debt expense	46	289
Reductions – write off of uncollectible amounts	(222)	(806)
Foreign exchange effect	(113)	(85)
Balance at end of year	€ 3,372	€ 3,661